Consolidated Statements of Changes in Partners' Equity (USD $)	Limited Partnership Interests [Member]	Total	General Partner [Member]	Limited Partners [Member]	Noncontrolling Interest [Member]
Balance, beginning at Dec. 31, 2012		$ 1,100	$ 100	$ 1,000
Balance, beginning (in units) at Dec. 31, 2012	1
Limited Partner capital contributions		7,586,650		7,586,650
Limited Partner capital contributions (in units)	7,586.65
Non-controlling interest contribution to consolidated entities		550,000			550,000
Offering expenses		(830,391)		(830,391)
Underwriting fees		(743,765)		(743,765)
Net income (loss)		(862,462)	(8,682)	(859,475)	5,695
Distributions to partners		(54,243)	(537)	(53,706)
Redemption of initial Limited Partners' contribution		(1,000)		(1,000)
Balance, ending at Dec. 31, 2013		5,645,889	(9,119)	5,099,313	555,695
Balance, ending (in units) at Dec. 31, 2013	7,587.65
Limited Partner capital contributions		18,856,356		18,856,356
Limited Partner capital contributions (in units)	18,856.36
Non-controlling interest contribution to consolidated entities		470,000			470,000
Offering expenses		(491,043)		(491,043)
Underwriting fees		(1,863,935)		(1,863,935)
Net income (loss)		(39,582)	(1,752)	(173,466)	156,187
Distributions to partners		(1,259,314)	(12,468)	(1,246,846)
Redemption of initial Limited Partners' contribution		(97,183)		(97,183)
Balance, ending at Dec. 31, 2014		$ 21,221,188	$ (23,339)	$ 20,083,196	$ 1,161,331
Balance, ending (in units) at Dec. 31, 2014	26,444.01